Inventories (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Fuel in stock	$ 3,254	$ 4,673
Fuel in stock for sale	3,219	205
Stores, spares and others	3,995	3,733
Total Inventories	$ 10,468	$ 8,611